Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$186,479,583.69	0.9980176	$175,365,043.10	0.9385338	$11,114,540.59
Total Securities	$186,479,583.69	0.1940777	$175,365,043.10	0.1825103	$11,114,540.59

Weighted Avg. Coupon (WAC)	5.35%		5.36%
Weighted Avg. Remaining Maturity (WARM)	26.63		25.78
Pool Receivables Balance	$223,017,200.38		$209,274,986.61
Remaining Number of Receivables	29,731		28,980

Adjusted Pool Balance	$219,543,787.43		$206,071,617.02

III. COLLECTIONS

Principal:
Principal Collections	$13,357,065.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$333,259.38
Total Principal Collections	$13,690,325.27

Interest:
Interest Collections	$974,646.16
Late Fees & Other Charges	$31,305.29
Interest on Repurchase Principal	$-
Total Interest Collections	$1,005,951.45

Collection Account Interest	$507.10
Reserve Account Interest	$202.86
Servicer Advances	$-

Total Collections	$14,696,986.68

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$14,696,986.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,696,986.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$185,847.67		$185,847.67	$185,847.67
Collection Account Interest					$507.10
Late Fees & Other Charges					$31,305.29
Total due to Servicer					$217,660.06

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$380,729.15		$380,729.15

Total interest:		$380,729.15		$380,729.15	$380,729.15

Available Funds Remaining:					$14,098,597.47

3. Principal Distribution Amount:					$11,114,540.59

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,114,540.59
Class A Notes Total:		11,114,540.59		$11,114,540.59
Total Noteholders Principal				$11,114,540.59

4. Available Amounts Remaining to reserve account					2,984,056.88

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					2,984,056.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,473,412.95
Beginning Period Amount	$3,473,412.95
Current Period Amortization	$270,043.36
Ending Period Required Amount	$3,203,369.59
Ending Period Amount	$3,203,369.59
Next Distribution Date Required Amount	$2,945,534.61

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$33,064,203.74	$30,706,573.92	$30,706,573.92
Overcollateralization as a % of Adjusted Pool	15.06%	14.90%	14.90%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.07%	28,421	97.46%	$203,959,569.55
30 - 60 Days	1.51%	439	1.96%	$4,108,729.14
61 - 90 Days	0.35%	100	0.47%	$986,108.93
91 + Days	0.07%	20	0.11%	$220,578.99
		28,980		$209,274,986.61
Total
Delinquent Receivables 61 + days past due	0.41%	120	0.58%	$1,206,687.92
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	101	0.44%	$976,589.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	118	0.50%	$1,185,845.15
Three-Month Average Delinquency Ratio	0.38%		0.50%

Repossession in Current Period		21		$198,809.20
Repossession Inventory		34		$148,486.19

Charge-Offs
Gross Principal of Charge-Off for Current Period				$385,147.88
Recoveries				$(333,259.38)
Net Charge-offs for Current Period				$51,888.50

Beginning Pool Balance for Current Period				$223,017,200.38

Net Loss Ratio				0.28%
Net Loss Ratio for 1st Preceding Collection Period				0.13%
Net Loss Ratio for 2nd Preceding Collection Period				-0.35%
Three-Month Average Net Loss Ratio for Current Period				0.02%

Cumulative Net Losses for All Periods				$10,792,285.20
Cumulative Net Losses as a % of Initial Pool Balance				0.98%

Principal Balance of Extensions				$851,006.76
Number of Extensions				83

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